COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Servicer Advances	Jan. 17, 2014 MSRs Pool 17	Dec. 31, 2013 MSRs	Nov. 30, 2012 MSRs	Dec. 31, 2012 MSRs Pool 6
Amount invested			$ 19,100
Amount committed to invest in Excess MSRs				52,900
Unpaid principal balance of underlying mortgage		54,600,000	8,100,000
Capital Commitment	$ 27,300
Percentage ownership acquired in joint venture					50.00%	50.00%